Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Policy charges	$ 1,670	$ 1,506	$ 1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2
Total revenues	4,456	2,208	3,254
Benefits and expenses
Interest credited to policyholder account values	1,038	1,033	1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722
Total benefits and expenses	3,757	3,057	3,083
Income (loss) before federal income taxes and noncontrolling interests	699	(849)	171
Federal income tax expense (benefit)	99	(427)	12
Net income (loss)	600	(422)	159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)
Net income (loss) attributable to Nationwide Life Insurance Company	$ 661	$ (366)	$ 219